Other disclosures - Share-based payment schemes - Restricted stock units to employees (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total net sales	kr 111,831	kr 111,696	kr 111,780
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total net sales				kr 100,000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards offered, each (in shares)					50
Cost of programme amortised over the vesting period					kr 508